UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2008
                           -------------------

Date of reporting period:     03/31/2008
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008


                                                       Percent of
   Shares              Common Stock - 99.00%           Net Assets    Fair Value
   ------              ---------------------           ----------    ----------

              Basic Materials                             4.03%
              ---------------
    5,000     Freeport McMoran Copper & Gold, Inc.                     $481,100
    8,000     Nucor Corp.                                               541,920
    4,000     Potash Corp. of Saskatchewan, Inc.                        620,840
   10,000     Praxair, Inc.                                             842,300
                                                                        -------
                                                                       2,486,160

              Consumer Discretionary                      8.23%
              ----------------------
    4,000     Autozone, Inc. *                                          455,320
   28,000     Best Buy Company, Inc.                                  1,160,880
    6,000     Black & Decker Corp.                                      396,600
   15,000     Lowe's Companies, Inc.                                    344,100
   18,000     McDonald's Corp.                                        1,003,860
   25,000     The McGraw-Hill Companies, Inc.                           923,750
    6,000     Target Corp.                                              304,080
   35,000     Time Warner, Inc.                                         490,700
                                                                        -------
                                                                       5,079,290

              Consumer Staples                           11.55%
              ----------------
   20,000     ConAgra Foods, Inc.                                       479,000
   36,000     CVS Caremark Corp.                                      1,458,360
    8,000     General Mills, Inc.                                       479,040
   27,000     Pepsico, Inc.                                           1,949,400
   22,000     Procter & Gamble Co.                                    1,541,540
   15,000     Sysco Corp.                                               435,300
   15,000     Wal-Mart Stores, Inc.                                     790,200
                                                                        -------
                                                                       7,132,840

              Energy                                     12.15%
              ------
   10,000     Apache Corporation                                      1,208,200
   10,000     Baker Hughes, Inc.                                        685,000
   10,000     Chevron Corp.                                             853,600
   14,000     ConocoPhillips                                          1,066,940
   14,000     Exxon Mobil Corp.                                       1,184,120
   12,500     Occidental Petroleum Corp.                                914,625
   21,000     Peabody Energy Corp.                                    1,071,000
    6,000     Schlumberger Limited                                      522,000
                                                                        -------
                                                                       7,505,485

              Financials                                 15.99%
              ----------
   28,000     American International Group, Inc.                      1,211,000
       12     Berkshire Hathaway, Inc.*                               1,600,800
   35,000     Citigroup, Inc.                                           749,700
    8,000     Franklin Resources, Inc.                                  775,920
    4,000     Goldman Sachs Group, Inc.                                 661,560
   35,000     JPMorgan Chase & Co.                                    1,503,250
   20,000     Morgan Stanley                                            914,000
   40,000     US Bancorp                                              1,294,400
   20,000     Washington Mutual, Inc.                                   206,000
   33,000     Wells Fargo & Company                                     960,300
                                                                        -------
                                                                       9,876,930

              Health Care                                12.13%
              -----------
   19,000     Abbott Laboratories                                     1,047,850
    7,500     Amgen, Inc. *                                             313,350
   10,000     Baxter International, Inc.                                578,200
   15,000     Dentsply International, Inc.                              579,000
   25,000     Johnson & Johnson                                       1,621,750
   25,000     Pfizer, Inc.                                              523,250
    6,000     Quest Diagnostics, Inc.                                   271,620
   11,000     Stryker Corporation                                       715,550
   40,000     United Health Group, Inc.                               1,374,400
   10,000     Varian Medical Systems, Inc. *                            468,400
                                                                        -------
                                                                       7,493,370

              Industrials                                13.28%
              ------------
   16,000     3M Co.                                                 $1,266,400
   15,000     Danaher Corp.                                           1,140,450
    7,000     FedEx Corporation                                         648,690
   35,000     General Electric Co.                                    1,295,350
   17,000     Honeywell International, Inc.                             959,140
    6,000     Terex Corp. *                                             375,000
    7,000     Union Pacific Corp.                                       877,660
   15,000     United Technologies Corp.                               1,032,300
   18,000     Waste Management, Inc.                                    604,080
                                                                        -------
                                                                       8,199,070

              Technology                                 16.17%
              ----------
   40,000     Cisco Systems, Inc.*                                      963,600
   26,000     Dell, Inc. *                                              517,920
   17,000     eBay, Inc. *                                              507,280
   45,000     EMC Corp. *                                               645,300
   28,000     Fiserv, Inc. *                                          1,346,520
   15,000     Hewlett-Packard Co.                                       684,900
   20,000     Intel Corp.                                               423,600
    9,000     International Business Machines Corp.                   1,036,260
   10,000     Linear Technology Corp.                                   306,900
   36,000     Microsoft Corp.                                         1,021,680
   45,000     Motorola, Inc.                                            418,500
   50,000     Oracle Corp. *                                            978,000
   35,000     Texas Instruments, Inc.                                   989,450
    5,000     Yahoo!, Inc. *                                            144,650
                                                                        -------
                                                                       9,984,560

              Telecommunications                          2.57%
              ------------------
   20,000     AT&T Inc.                                                 766,000
   14,000     Sprint Nextel Corp.                                        93,660
   20,000     Verizon Communications, Inc.                              729,000
                                                                        -------
                                                                       1,588,660

              Utilities                                   2.90%
              ---------
   32,000     Duke Energy Corp.                                         571,200
   10,000     PG & E Corp.                                              368,200
   15,000     Questar Corp.                                             848,400
                                                                        -------
                                                                       1,787,800

   Shares             Other Securities - 0.66%
   ------             ------------------------
  405,910     Mutual Funds                                0.66%         405,910
                                                                        -------



              Total investments in securities
                    (cost $55,568,638)                   99.66%    $61,540,075
              Other assets, less liabilities              0.34%        211,289
                                                        -------    -----------
              NET ASSETS                                100.00%    $61,751,364
                                                        =======    ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008

                         GOVERNMENT SECURITIES PORTFOLIO

Principal                                                Percent of
  Amount                                                 Net Assets  Fair Value
  ------                                                 ----------  ----------

             Government Agency Bonds                       25.95%
$2,000,000   Farmer Mac 5.50% due 7/15/11                            $2,169,006
 2,000,000   Federal Home Loan Bank 4.50% due 8/14/09                 2,060,368
 2,100,000   Federal Home Loan Bank 4.875% due 10/30/17               2,223,848
 2,500,000   Federal Home Loan Bank 5.00% due 03/09/12                2,685,145
 2,000,000   Federal Home Loan Bank 5.25% due 03/13/09                2,055,560
 1,000,000   Federal Home Loan Bank 5.375% due 6/14/13                1,095,045
 1,000,000   Federal Home Loan Mortgage  5.25%  due 4/18/16           1,086,379
                                                                      ---------
                                                                     13,375,351

             Mortgage Backed Securities                    29.55%
             --------------------------
 3,463,235   Federal Home Loan Mortgage Pool 4.00% due 5/01/19        3,390,638
   857,993   Federal Home Loan Mortgage Pool 5.00% due 2/01/18          871,341
   325,804   Federal Home Loan Mortgage Pool 5.00% due 10/01/12         330,339
   331,514   Federal Home Loan Mortgage Pool 5.50% due 9/01/17          340,010
   410,856   Federal Home Loan Mortgage Pool 5.50% due 11/01/16         421,462
   142,070   Federal Home Loan Mortgage Pool 6.00% due 3/01/17          146,525
 1,770,754   Federal Home Loan Mortgage CMO 5.50% due 12/15/20        1,815,629
   556,723   Federal National Mortgage Assn. Pool 4.50% due 5/01/15     562,245
    62,419   Federal National Mortgage Assn. Pool 5.50% due 3/01/17      64,068
 2,856,003   Federal National Mortgage Assn. Pool 5.50% due 1/01/18   2,931,456
   199,327   Federal National Mortgage Assn. Pool 6.00% due 6/01/16     205,743
   213,155   Federal National Mortgage Assn. Pool 6.00% due 12/01/16    220,016
   531,140   Government National Mortgage Assn. Pool 3.50% due 8/20/34  532,753
 1,692,425   Government National Mortgage Assn. Pool 4.50%
                  due 5/15/18                                         1,698,956
 1,370,496   Government National Mortgage Assn. Pool 5.00%
                  due 11/15/33                                        1,373,072
   318,947   Government National Mortgage Assn. Pool 5.625%
                  due 8/20/32                                           321,312
                                                                     ----------
                                                                     15,225,565

      Treasury Notes/Bonds/Inflation Protected Securities  21.08%
      ---------------------------------------------------
 1,000,000   US Treasury Note  3.125%  due 10/15/08                   1,009,531
 3,000,000   US Treasury Note  3.375%  due 9/15/09                    3,077,814
 2,000,000   US Treasury Note  4.875%  due 10/31/08                   2,040,156
 2,000,000   US Treasury Note  5.125%  due 5/15/16                    2,278,438
 2,278,542   US Treasury Inflation Protected Security 1.875%
                   due 7/15/15                                        2,459,579
                                                                     ----------
                                                                     10,865,518

             Corporate Bonds                               15.84%
             ---------------
 1,000,000   Archer Daniels 5.45% due 3/15/18                         1,005,267
 1,500,000   Caterpillar 4.50% due 6/15/09                            1,516,725
 1,000,000   Conoco Phillips 5.625% due 10/15/16                      1,047,917
 1,000,000   Home Depot 5.20% due 3/01/11                             1,009,985
 1,000,000   Lowe's Companies 5.60% due 9/15/12                       1,047,549
 1,000,000   SBC Communications 5.10% due 9/15/14                       993,470
 1,500,000   Wal-Mart Stores 4.55% due 5/01/13                        1,540,048
                                                                      ---------
                                                                      8,160,961

    Shares   Other Securities                               6.93%
             ----------------
 3,572,905   Mutual Funds                                             3,572,905
                                                                      ---------


      Total investments in securities (cost $49,454,655)   99.35%   $51,200,300
      Other assets, less liabilities                        0.65%       334,371
                                                          -------   -----------
      TOTAL NET ASSETS                                    100.00%   $51,534,671
                                                          =======   ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  May 9, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  May 9, 2008



By  /s/ Jeffrey S. Jewell
  --------------------------------
        Jeffrey S. Jewell,
        Vice President & Chief Financial Officer


Date  May 9, 2008